UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     --------------------
                    GMAM Absolute Return Strategies Fund, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------
                     Date of reporting period: June 30, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

     ITEM 1. SCHEDULE OF INVESTMENTS.
     The Schedule(s) of Investments is attached herewith.
     JUNE 30, 2005 (Unaudited)


                                                           INITIAL                              PERCENTAGE OF
                                                        ACQUISITION                  NUMBER OF     MEMBERS'          FAIR
                                                             DATE        COST         SHARES       CAPITAL          VALUE
                                                             ----        ----         ------       -------          -----
INVESTMENTS IN INVESTMENT FUNDS ^ # - 97.11%
CONVERTIBLE ARBITRAGE - 2.70%
Aristeia International Limited, Class A                    Mar-03    $50,000,000       99,750        2.70%     $   53,063,606
                                                                                                               --------------
                                                                                                                   53,063,606
                                                                                                               --------------
DISTRESSED INVESTMENT - 14.05%
Cerberus International, Ltd.                               Dec-01     45,000,000          151        3.57%         70,062,012
Greywolf Capital Overseas Fund, Class A Series 6           Dec-04     75,000,000       75,000        4.07%         80,033,250
King Street Capital, L.P.                                  Jun-02     60,000,000            *        4.10%         80,638,576
STYX International Fund, Ltd., Series 1                    Apr-02     37,442,600       17,024        2.31%         45,338,528
                                                                                                               --------------
                                                                                                                  276,072,366
                                                                                                               --------------

EQUITY MARKET NEUTRAL - 3.61%
Numeric European Long/Short Fund I L.P.                    Aug-03     34,894,296            *        2.00%         39,254,206
Numeric Japanese Market Neutral Offshore Fund III
  Ltd., Class B Series 1                                   Dec-02     25,000,000      250,000        1.61%         31,684,975
                                                                                                               ---------------
                                                                                                                   70,939,181
                                                                                                               ---------------

FIXED INCOME ARBITRAGE - 3.00%
The Obsidian (Offshore) Fund, Class III Master Series      Feb-04     20,000,000       18,221        1.10%         21,646,020
The Obsidian (Offshore) Fund, Class IV Master Series       Sep-01     35,000,000       33,623        1.90%         37,244,238
                                                                                                               --------------
                                                                                                                   58,890,258
                                                                                                               --------------
LONG/SHORT EQUITY - 39.37%
Alson Signature Fund Offshore Ltd., Class A Series 1       Apr-04     50,000,000       43,089        2.93%         57,612,744
Artis Technology Partners Ltd., Class A Series 1           Jan-04     35,603,717      289,761        2.02%         39,718,650
Artis Technology Partners Ltd., Class A Series 5           Dec-04     15,000,000      150,000        0.80%         15,666,562
Artis Technology 2X Ltd., Class A Series 2                 Aug-04     10,000,000       79,382        0.60%         11,816,424
Artis Technology 2X Ltd., Class A Series 7                 Feb-05      5,000,000       50,000        0.27%          5,353,374
Black Bear Offshore Fund Limited, Class A                  Jan-02     30,000,000      126,047        2.56%         50,371,151
Front Point Offshore Healthcare Fund, L.P.                 May-05     65,000,000            *        3.39%         66,507,757
Front Point Offshore Value Discovery Fund, L.P.            May-04     80,000,000            *        4.53%         89,003,930
Rosehill Japan Fund Ltd., Class A                          Apr-02     15,000,000          788        0.95%         18,653,619
Rosehill Japan Fund Ltd., Class C                          Apr-02     25,000,000        1,291        1.56%         30,559,842
Scout Capital Fund, Ltd., Class A Series 1                 Dec-01     44,945,547      359,261        3.28%         64,477,996
Scout Capital Fund, Ltd., Class A Series 7                 Jan-05     20,000,000      118,785        1.08%         21,275,217
Spring Point Institutional Partners, L.P.                  Feb-03     60,000,000            *        3.23%         63,467,710
Spring Point Opportunity Offshore Fund, Class A
  Series 2005-01-01                                        Jan-05     20,000,000      200,000        1.06%         20,766,000
Stadia Capital Limited, Class AB Series 1                  Jan-04     85,000,000      590,140        4.70%         92,487,555
Tosca Fund Ltd., USD Class                                 Apr-02     39,189,699      265,697        2.60%        50,991,485
Zaxis Offshore Limited, Class A1                           Nov-01     45,000,000       36,901        2.59%         50,908,566
Zaxis Offshore Limited, Class A47                          May-04     25,000,000       25,000        1.22%         23,979,000
                                                                                                               --------------
                                                                                                                  773,617,582
                                                                                                               --------------


                                                           INITIAL                              PERCENTAGE OF
                                                        ACQUISITION                  NUMBER OF     MEMBERS'          FAIR
                                                             DATE        COST         SHARES       CAPITAL          VALUE
                                                             ----        ----         ------       -------          -----
MERGER ARBITRAGE - 1.09%

CNH MA I Ltd., Class C Series Initial                      Nov-01   $ 20,054,405          199         1.09%    $   21,394,032
                                                                                                               --------------
                                                                                                                   21,394,032
                                                                                                               --------------
MULTI-STRATEGY - 33.29%
AQR Absolute Return Offshore Fund Ltd., Class A
  Series Initial 4                                         Aug-03     40,000,000          298        2.24%         43,996,936
Castlerigg International Limited, Class Aa Series 1        Nov-03     60,000,000      255,073        3.47%         68,091,679
Deephaven Market Neutral Fund Ltd., Class A2
  Series N-05/2004                                         May-04     75,000,000       75,156        3.91%         76,799,666
Double Black Diamond Ltd., Series B - Unrestricted         Feb-04    100,000,000      515,478        5.19%        101,935,778
Empyrean Capital Overseas Fund Ltd., Class A Series 1      Aug-04     50,000,000       49,971        2.70%         53,032,797
Empyrean Capital Overseas Fund Ltd., ClassA
   Series 5  05                                            Apr-05     25,000,000       25,000        1.27%         25,011,000
Sagamore Hill Fund Ltd., Class AA Series 118               Apr-04     75,000,000       75,184        3.79%         74,374,693
Shepherd Investments International Limited, Class A        Jan-02     77,733,535       29,115        4.70%         92,359,272
Silverback Offshore Ltd (USD), Class A1 Series 12          Apr-04     50,000,000       50,000        2.11%         41,551,192
UBS Global Equity Arbitrage Limited, Class M Series 1      Oct-01     73,441,004       76,590        3.91%         76,902,043
                                                                                                               --------------
                                                                                                                  654,055,056
                                                                                                               --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST - $1,698,304,803)                                               1,908,032,081
                                                                                                               --------------

INVESTMENT IN MONEY MARKET FUND - 3.09%

JP Morgan Prime Money Market Fund**                        Oct-01     60,723,492   60,723,492        3.09%         60,723,492
                                                                                                               --------------

TOTAL INVESTMENTS (COST - $1,759,028,295)                                                                       1,968,755,573
                                                                                                               --------------

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.20%)                                                                    (4,024,886)
                                                                                                               --------------

MEMBERS' CAPITAL - 100%                                                                                        $1,964,730,687
                                                                                                               ==============



    # - Non-income producing securities.
    * - Security is a partnership that does not issue shares.

    ^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of June 30, 2005 was $1,759,028,295 and $1,968,755,573,
    respectively.

    **The seven-day yield as of June 30, 2005 is 2.78%






     ITEM 2. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


     ITEM 3. EXHIBITS.

     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC
             --------------------------------------------------------

By (Signature and Title)* /s/  W. Allen Reed
                         --------------------------------------------
                               W. Allen Reed, President
                               (principal executive officer)

Date     August 15, 2005
    -----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  W. Allen Reed
                         --------------------------------------------
                               W. Allen Reed, President
                               (principal executive officer)

Date     August 15, 2005
    -----------------------------------------------------------------


By (Signature and Title)* /s/  Michael E. Klehm
                         --------------------------------------------
                               Michael E. Klehm, Treasurer
                               (principal financial officer)

Date     August 15, 2005
    -----------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.